Unearned Revenue (Details) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Unearned Revenue [Abstract]
Balance - Beginning	$ 0	$ 17,083
Earned revenue (Note 15)	0	(17,083)
Balance - Ending	$ 0	$ 0